Business combination (Tables)	12 Months Ended
Dec. 31, 2020
Business combination
Summary of the acquisition date fair value of each major class of consideration transferred	(in thousands of Russian roubles)

Cash paid (included in cash flows from investing activities)	3,100,000
Contingent consideration payable	404,706
Total consideration to be transferred	3,504,706

Summary allocation of consideration to assets acquired and liabilities assumed based on fair values

(in thousands of Russian roubles)

Assets
Intangible assets	1,147,921
Property and equipment	10,601
Deferred tax assets	8,420
Trade and other receivables	6,746
Indemnification asset	186,473
Prepaid expenses and other current assets	42,125
Cash and cash equivalents	95,701
1,497,987
Liabilities
Contract liabilities	74,731
Trade and other payables	27,210
Income tax payable	86,695
Provisions	488,646
Deferred tax liability	228,609
905,891
Goodwill	2,912,610
Purchase consideration	3,504,706

Schedule of cash outflow related to acquisitions

Consideration transferred	(3,100,000)
Cash acquired	95,701
Net cash outflow on acquisition	(3,004,299)